UNAUDITED INTERIM CONDENSED CONSOLIDATED INCOME/(LOSS) STATEMENTS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	€ 105,330	€ 102,108
Personnel expenses	(8,691)	(9,436)
Depreciation and amortization	(315)	(98)
Other operating expenses	(93,317)	(90,945)
Operating expenses	(102,323)	(100,479)
OPERATING INCOME/(LOSS)	3,007	1,629
Finance Income / (costs)	(4,883)	(958)
Net financial results	(4,883)	(958)
NET INCOME/(LOSS) BEFORE TAX	(1,876)	671
Income tax benefit/(expense)	(1,270)	(922)
NET INCOME/(LOSS) FOR THE PERIOD	(3,146)	(251)
Attributable to equity holders of the Parent	(3,147)	(252)
Attributable to non-controlling interests	€ 1	€ 1
Basic earnings per share attributable to equity holders of the Parent (Euro)	€ (0.069)	€ (0.006)
Diluted earnings per share attributable to equity holders of the Parent (Euro)	€ (0.068)	€ (0.005)